PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 26, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following as of December 26, 2014 and December 27, 2013 (in thousands):

	Successor
	December 26, 2014	December 27, 2013
Vendor rebates receivable	$29,351	$25,657
Prepaid insurance	2,561	3,214
Prepaid maintenance agreements	2,425	1,892
Prepaid rent	2,326	2,218
Other (1)	5,933	7,955
Prepaid expenses and other current assets	$42,596	$40,936
    ____________________

(1)	Amounts within the "Other" category of prepaid expenses and other current assets were not considered individually significant as of December 26, 2014 and December 27, 2013.